Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
Operating Leases

The following table sets forth the Company’s aggregate future minimum payments under its operating lease commitments as of December 31, 2013 (in thousands):

Years ending December 31,
2014	$280
2015	275
2016	283
2017	291
2018	127

$1,256